Schedule of purchase of goods (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total purchase of goods	$ 315,391	$ 2,266,789
YMA DG [member]
IfrsStatementLineItems [Line Items]
Total purchase of goods	$ 315,391	$ 2,266,789